Schedule of Investments
November 30, 2024
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–79.34%
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	$1,500,000	$1,420,181
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,769,028
Angel Oak Mortgage Trust,
Series 2022-2, Class M1, 4.12%, 01/25/2067(a)(b)	5,893,000	4,784,203
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)(b)	1,743,992	1,753,713
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,037,359
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,101,641
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.87%, 09/15/2048(c)	13,483,992	37,407
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,091,485
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,463,435
Series 2019-BN16, Class AS, 4.27%, 02/15/2052	2,639,000	2,524,572
Series 2021-BN31, Class A1, 0.46%, 02/15/2054	12,382	12,224
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 5.13%, 12/15/2051(b)	2,500,000	2,279,084
Series 2022-C15, Class AS, 3.75%, 04/15/2055(b)	800,000	708,011
Series 2023-C22, Class AS, 7.36%, 11/15/2056(b)	3,000,000	3,367,919
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,087,832
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.92%, 01/25/2035(b)	201,166	194,690
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,663,266
Series 2022-B37, Class AS, 5.94%, 11/15/2055(b)	4,000,000	4,159,720
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,194,089
Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,237,318
Series 2024-V5, Class AM, 6.42%, 01/10/2057(b)	1,900,000	1,983,392
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(b)	1,066,000	1,129,724
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.67% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(d)	1,300,000	1,294,267
Principal Amount		Value
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$1,240,015
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,915,479
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	828,261	743,493
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,191,626	1,087,267
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)(b)	2,948,159	2,985,695
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(b)	3,000,000	2,887,483
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(b)	996,514	996,497
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	248,172	240,459
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,876,211	1,658,911
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,667,212
Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	3,227,477	3,229,256
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.08%, 01/15/2049(a)(b)	3,000,000	2,105,085
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	517,574	506,542
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(b)	550,000	536,047
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,105,800	951,732
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(b)	2,099,538	1,830,876
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)(b)	1,941,226	1,945,230
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)(b)	3,247,328	3,228,552
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(b)	1,200,000	1,213,800
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.89%, 02/10/2056(c)	55,978,063	1,036,859
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.41%, 09/25/2048(a)(b)	$1,426,146	$1,332,264
Series 2018-5, Class B2, 4.41%, 09/25/2048(a)(b)	1,708,858	1,578,309
Series 2018-6RR, Class B2, 4.91%, 10/25/2048(a)(b)	2,516,857	2,418,936
Series 2018-6RR, Class B3, 4.91%, 10/25/2048(a)(b)	2,516,857	2,403,235
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,082,029
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	4,781,458
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(b)	2,781,000	2,794,305
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	1,997,583
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,656,155
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,516,495
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	931,630
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,390,428
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.15% (1 mo. Term SOFR + 1.54%), 05/15/2037(a)(d)	1,750,000	1,754,086
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)(b)	3,316,831	3,284,310
Series 2022-1, Class M1, 5.05%, 07/25/2067(a)(b)	2,878,000	2,744,693
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,536,158
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,533,673
JP Morgan Mortgage Trust, Series 2024-5, Class A6, 6.00%, 11/25/2054(a)(b)	1,643,718	1,647,584
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,605,536
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	96,450
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)(b)	2,088,218	2,122,777
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,083,968
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,019,423
Principal Amount		Value
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)(b)	$5,045,398	$5,018,435
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(b)	1,041,126	1,037,138
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	2,591,521	2,598,470
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)(b)	1,258,535	1,266,998
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 04/17/2038(a)	2,000,000	1,921,904
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)(b)	2,553,288	2,578,116
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,152,732
Rad CLO 18 Ltd., Series 2023-18A, Class B, 7.21% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(d)	2,500,000	2,511,500
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,075,792
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	2,396,191	1,930,395
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	2,137,575	2,100,303
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.97%, 03/27/2062(a)(b)	4,000,000	3,178,774
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	2,010,750	1,942,708
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,520,665
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	865,000	880,009
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,275,000	2,254,731
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	830,077
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	2,030,021	1,988,436
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,811,137	1,640,948
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,210,000	2,921,008
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	4,000,000	4,009,308
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051(b)	4,633,000	4,408,179
Verus Securitization Trust,
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)(b)	1,437,049	1,442,675
Series 2023-1, Class A3, 6.90%, 12/25/2067(a)(b)	1,658,362	1,667,665
Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)(b)	1,930,864	1,951,898
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	$2,100,000	$2,036,940
Voya CLO Ltd., Series 2014-1A, Class CR2, 7.69% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(d)	1,300,000	1,304,558
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(b)	2,647,358	2,520,918
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,173,367
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,114,192	1,072,287
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,354,495	1,171,848
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,328,199	3,043,725
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	563,587	576,282
Total Asset-Backed Securities (Cost $220,001,652)		210,341,324
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.89%
Collateralized Mortgage Obligations–1.13%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(e)	12,252,370	1,441,435
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(e)	13,518,560	1,550,953
		2,992,388
Federal Home Loan Mortgage Corp. (FHLMC)–4.08%
9.50%, 04/01/2025	44	44
6.50%, 06/01/2029 to 08/01/2032	1,515	1,566
7.00%, 03/01/2032 to 05/01/2032	392	407
5.50%, 05/01/2053	6,382,975	6,406,204
6.00%, 06/01/2053	4,345,647	4,405,420
		10,813,641
Federal National Mortgage Association (FNMA)–3.36%
6.95%, 07/01/2025	1,461	1,457
6.50%, 01/01/2026 to 10/01/2036	1,937	1,998
7.00%, 06/01/2029	71	74
8.00%, 10/01/2029	8	8
6.00%, 06/01/2053	8,768,456	8,917,497
		8,921,034
Principal Amount		Value
Government National Mortgage Association (GNMA)–12.59%
TBA, 5.00%, 12/19/2024(f)	$13,550,000	$13,355,263
5.50%, 12/19/2024(f)	12,500,000	12,512,869
4.50%, 12/01/2054(f)	7,430,000	7,170,116
6.95%, 07/20/2025 to 11/20/2026	8,197	8,208
8.00%, 10/15/2025 to 12/15/2030	135,910	141,778
7.00%, 01/15/2027 to 12/15/2036	176,934	178,780
6.50%, 10/15/2027 to 09/15/2032	272	275
8.50%, 01/15/2037	11,563	11,628
		33,378,917
Uniform Mortgage-Backed Securities–2.73%
TBA, 4.00%, 12/01/2054(f)	7,730,000	7,230,057
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $62,977,031)		63,336,037

Agency Credit Risk Transfer Notes–5.55%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R07, Class 2M2, 7.98% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(d)	2,500,000	2,620,599
Series 2023-R08, Class 1M2, 7.23% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(d)	785,000	805,174
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.63% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(d)	3,000,000	3,111,984
Series 2022-DNA4, Class M1, STACR®, 8.08% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(d)	1,000,000	1,048,858
Series 2022-DNA6, Class M1, STACR®, 8.43% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(d)	2,250,000	2,375,840
Series 2023-DNA1, Class M1, STACR®, 7.83% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(d)	3,000,000	3,168,807
Series 2023-HQA3, Class M2, STACR®, 8.08% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(d)	1,500,000	1,586,400
Total Agency Credit Risk Transfer Notes (Cost $14,325,625)		14,717,662
U.S. Treasury Securities–3.37%
U.S. Treasury Bills–0.71%
4.45% - 4.80%, 01/30/2025(g)	1,911,000	1,897,075
U.S. Treasury Notes–2.66%
4.50%, 05/15/2027	1,250,000	1,260,205
4.63%, 04/30/2029	750,000	765,630
4.50%, 05/31/2029	1,000,000	1,016,543
4.13%, 10/31/2029	4,000,000	4,006,718
		7,049,096
Total U.S. Treasury Securities (Cost $8,875,295)		8,946,171
Shares
Preferred Stocks–1.27%
Mortgage REITs–1.27%
Chimera Investment Corp., 7.75%, Series C, Pfd.(h)	26,638	628,124
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Shares		Value
Mortgage REITs–(continued)
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	$1,698,679
Redwood Trust, Inc., 10.00%, Pfd.(h)	40,000	1,032,796
Total Preferred Stocks (Cost $3,287,420)		3,359,599
Money Market Funds–1.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(i)(j)	2,219,808	2,219,808
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.53%(i)(j)	1,479,872	$1,479,872
Total Money Market Funds (Cost $3,699,680)		3,699,680
TOTAL INVESTMENTS IN SECURITIES–114.82% (Cost $313,166,703)		304,400,473
OTHER ASSETS LESS LIABILITIES—(14.82)%		(39,295,466)
NET ASSETS–100.00%		$265,105,007
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $177,314,224, which represented 66.88% of the Fund’s Net Assets.

(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2024.

(c)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
November 30, 2024.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(e)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,451,992	$72,883,594	$(74,115,778)	$-	$-	$2,219,808	$130,497
Invesco Treasury Portfolio, Institutional Class	2,301,328	48,589,062	(49,410,518)	-	-	1,479,872	86,613
Total	$5,753,320	$121,472,656	$(123,526,296)	$-	$-	$3,699,680	$217,110

(j)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	99	March-2025	$10,652,555	$74,031	$74,031
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	55	March-2025	$(11,336,016)	$(32,767)	$(32,767)
U.S. Treasury 10 Year Notes	113	March-2025	(12,564,187)	(156,503)	(156,503)
U.S. Treasury 10 Year Ultra Notes	75	March-2025	(8,609,766)	(153,678)	(153,678)
U.S. Treasury Long Bonds	177	March-2025	(21,151,500)	(520,334)	(520,334)
U.S. Treasury Ultra Bonds	51	March-2025	(6,486,563)	(213,681)	(213,681)
Subtotal—Short Futures Contracts				(1,076,963)	(1,076,963)
Total Futures Contracts				$(1,002,932)	$(1,002,932)

(a)	Futures contracts collateralized by $766,453 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$210,341,324	$—	$210,341,324
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	63,336,037	—	63,336,037
Agency Credit Risk Transfer Notes	—	14,717,662	—	14,717,662
U.S. Treasury Securities	—	8,946,171	—	8,946,171
Preferred Stocks	3,359,599	—	—	3,359,599
Money Market Funds	3,699,680	—	—	3,699,680
Total Investments in Securities	7,059,279	297,341,194	—	304,400,473
Other Investments - Assets*
Futures Contracts	74,031	—	—	74,031
Other Investments - Liabilities*
Futures Contracts	(1,076,963)	—	—	(1,076,963)
Total Other Investments	(1,002,932)	—	—	(1,002,932)
Total Investments	$6,056,347	$297,341,194	$—	$303,397,541

*	Unrealized appreciation (depreciation).
Invesco Income Fund